CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value (in NIS per share)	₪ 0.16	₪ 0.16
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	37,426,703	37,167,791
Ordinary shares, shares outstanding	37,426,703	37,167,791